Schedule of Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Contract Assetsliabilities
Billings in advance of performance obligation under contracts	$ 603,872	$ 805,163	$ 1,482,957